                                                       Registration No. 33-13774

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ______________________

                                    FORM S-6

                                 POST-EFFECTIVE
                                AMENDMENT NO. 18

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                             ______________________

                             SEPARATE ACCOUNT FOUR
                                       OF
                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                             (Exact name of trust)

                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                              (Name of depositor)
                             ______________________

                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)

               STEPHEN C. NESBITT
         Secretary and General Counsel                       Notice to:
      The Manufacturers Life Insurance                 J. Sumner Jones, Esq.
              Company of America                          Jones & Blouch
            500 N. Woodward Avenue                  2100 Pennsylvania Ave., N.W.
      Bloomfield Hills, Michican 48304                Washington, D.C.  20037
                    (Name and Address of Agent for Service)

    It is proposed that this filing will become effective:
    ___ immediately upon filing pursuant to paragraph (b) of Rule 485
    ___ on May 1, 1995 pursuant to paragraph (b) of Rule 485
    ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     X  on July 10, 1995 pursuant to paragraph (a)(1) of Rule 485
    ---
    ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485


Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of individual variable annuity contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 notice on February 28, 1995 for its its fiscal year ended December 31, 1994.

                            SEPARATE ACCOUNT FOUR
                                     OF
             THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                     REGISTRATION STATEMENT ON FORM S-6

                            CROSS-REFERENCE SHEET

Form
N-8B-2
Item No.                               Caption in Prospectus
-------               ------------------------------------------------------
   1 -----       Cover Page; General Information About Manufacturers Life of America, Separate Account Four and The Series Fund
                 (What Is Manufacturers Life of America's Separate Account Four?)

   2 -----       Cover Page; General Information About Manufacturers Life of America, Separate Account Four And The Series Fund
                 (Who Are Manufacturers Life Of America And Manufacturers Life?)

   3 -----       *

   4 -----       Other Matters (Who Sells The Policies And What Are The Sales Commissions?)

   5 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (What Is
                 Manufacturers Life of America's Separate Account Four?)

   6 -----       General Information About Manufacturers Life of America, Separate Account Four And The Series Fund (What Is
                 Manufacturers Life of America's Separate Account Four?)

   7 -----       *

   8 -----       *

   9 -----       Other Matters (Is There Any Litigation Pending?)

  10 -----       Detailed Information About The Policies

  11 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (What Is
                 Manulife Series Fund, Inc.?)

  12 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (What Is
                 Manulife Series Fund, Inc.?)

  13 -----       Detailed Information About The Policies (Charges)

  14 -----       Detailed Information About the Policies (Premium Provisions -- What Are the Requirements and Procedures for
                 Issuance of a Policy?); Other Matters (What Responsibilities Has Manufacturers Life Assumed?)

  15 -----       Detailed Information About The Policies (Premium Provisions -- What Are the Requirements and Procedures for
                 Issuance of a Policy?)

  16 -----       **

  17 -----       Detailed Information About The Policies (Policy Values -- How May a Policyowner Obtain the Net Cash Surrender
                 Value?; Other Provisions -- When Are Proceeds Paid?)

____________
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

Form
N-8B-2
Item No.                          Caption in Prospectus
-------          ------------------------------------------------------
  18 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund

  19 -----       Detailed Information About The Policies (Other Provisions -- What Reports Will Be Sent To Policyowners?); Other
                 Matters (What Responsibilities Has Manufacturers Life Assumed?)

  20 -----       *

  21 -----       Detailed Information About The Policies

  22 -----       *

  23 -----       **

  24 -----       Detailed Information About the Policies (Other Provisions -- What Are The Other General Policy Provisions?)

  25 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (Who Are
                 Manufacturers Life Of America And Manufacturers Life?)

  26 -----       *

  27 -----       **

  28 -----       Other Matters (Who Are The Directors And Officers Of Manufacturers Life Of America?)

  29 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (Who Are
                 Manufacturers Life Of America And Manufacturers Life?)

  30 -----       *

  31 -----       *

  32 -----       *

  33 -----       *

  34 -----       *

  35 -----       **

  36 -----       *

  37 -----       *

  38 -----       Other Matters (Who Sells The Policies And What Are The Sales Commissions?; What Responsibilities Has
                 Manufacturers Life Assumed?)

  39 -----       Other Matters (Who Sells The Policies And What Are The Sales Commissions?)

  40 -----       *

  41 -----       **

  42 -----       *

  43 -----       *

  44 -----       Detailed Information About The Policies (Policy Values -- What Is the Policy Value and How Is It Determined?)

  45 -----       *

  46 -----       Detailed Information About The Policies (Policy Values -- How May a Policyowner Obtain the Net Cash Surrender
                 Value?; Other Provisions -- When Are Proceeds Paid?)

  47 -----       General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (What Is
                 Manulife Series Fund, Inc.?)

------------
*    Omitted since answer is negative or item is not applicable.
**   Omitted.

Form
N-8B-2
Item No.                               Caption in Prospectus
-------               ------------------------------------------------------
     48 -----         *

     49 -----         *

     50 -----         General Information About Manufacturers Life Of America, Separate Account Four And The Series Fund (What Is
                      Manufacturers Life Of America's Separate Account Four?)

     51 -----         Detailed Information About The Policies

     52 -----         Detailed Information About The Policies (Other Provisions -- Under What Circumstances May Fund Shares Be
                      Substituted?)

     53 -----         **

     54 -----         *

     55 -----         *

     56 -----         *

     57 -----         *

     58 -----         *

     59 -----         Financial Statements






------------
*    Omitted since answer is negative or item is not applicable.
**   Omitted.

                                   PART I

                                 PROSPECTUS

                 PROSPECTUS FOR
                 FLEXIBLE PREMIUM VARIABLE
                 LIFE INSURANCE

                 ISSUED BY
                 THE MANUFACTURERS LIFE INSURANCE
                 COMPANY OF AMERICA

                 AND FOR
                 MANULIFE SERIES FUND, INC.

                 PROSPECTUS

                 THE MANUFACTURERS LIFE INSURANCE
                 COMPANY OF AMERICA
                 SEPARATE ACCOUNT FOUR
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. The Policies provide for: (1) a Net Cash Surrender Value that can be obtained by surrendering the Policy; (2) policy loans; and (3) an insurance benefit payable at the life insured's death. As long as a Policy remains in force, the death benefit will not be less than the current face amount of the Policy.

A Policy's Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Four (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular portfolio ("Fund") of Manulife Series Fund, Inc. (the "Series Fund"). The accompanying prospectus for the Series Fund and the Series Fund's statement of additional information describe the investment objectives of the Funds in which net premiums may be invested: the Emerging Growth Equity Fund, the Balanced Assets Fund, the Capital Growth Bond Fund, the Money-Market Fund, the Common Stock Fund, the Real Estate Securities Fund, the International Fund, and the Pacific Rim Emerging Markets Fund. Other sub-accounts and Funds may be added in the future.

Prospective purchasers should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. A POLICYOWNER CONTEMPLATING SURRENDER OF A POLICY SHOULD PAY SPECIAL ATTENTION TO THE REFUND RIGHTS DESCRIBED IN THIS PROSPECTUS, WHICH ARE AVAILABLE ONLY DURING THE FIRST TWO YEARS FOLLOWING ISSUANCE OF THE POLICY OR FOLLOWING AN INCREASE IN FACE AMOUNT. ALSO, POLICYOWNERS SHOULD NOTE THAT THEIR POLICY COULD BE A MODIFIED ENDOWMENT CONTRACT UNDER FEDERAL TAX LAW AND ANY POLICY LOAN OR SURRENDER MAY RESULT IN ADVERSE TAX CONSEQUENCES AND A PENALTY.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR MANULIFE SERIES FUND, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 North Woodward Avenue,
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
TELEPHONE: 1 (800) 827-4546
1 (800) VARILIN(E)

THE DATE OF THIS PROSPECTUS IS JULY 10, 1995.

PROSPECTUS CONTENTS


                                                                         PAGE
                                                                         ----
DEFINITIONS...........................................................   1
INTRODUCTION TO POLICIES..............................................   1
GENERAL INFORMATION ABOUT MANUFACTURERS
    LIFE OF AMERICA, SEPARATE ACCOUNT FOUR AND
     THE SERIES FUND..................................................   7
Who Are Manufacturers Life of America And
     Manufacturers Life?..............................................   7
What Is Manufacturers Life of America's Separate
    Account Four?.....................................................   7
What Is Manulife Series Fund, Inc.?...................................   7
What Are The Investment Objectives And Risks Of
    The Funds?........................................................   8
Which Sub-account(s) Should Be Selected?..............................   9
DETAILED INFORMATION ABOUT THE POLICIES...............................   10
PREMIUM PROVISIONS....................................................   10
What Are The Requirements And Procedures For
    Issuance Of A Policy?.............................................   10
What Limitations Apply To Premium
Amounts?..............................................................   11
Is There A Death Benefit Guarantee?...................................   11
When Does A Policy Go Into Default?...................................   12
How Can A Terminated Policy Be Reinstated?............................   12
How May Net Premiums Be Invested?.....................................   12
Is There A Short-Term Cancellation Right, Or
    "Free Look"?......................................................   13
What Are The Conversion Privileges Of The Policy?.....................   13
INSURANCE BENEFIT.....................................................   13
What Is The Insurance Benefit?........................................   13
What Death Benefit Options Are Available?.............................   14
Can The Death Benefit Option Be Changed?..............................   14
Can The Face Amount Of A Policy Be Changed?...........................   15
POLICY VALUES.........................................................   15
What Is The Policy Value And How Is It Determined?....................   15
Transfers Of Policy Value.............................................   16
What Are The Provisions Governing Policy
Loans?................................................................   17
How May A Policyowner Obtain The Net Cash
    Surrender Value?..................................................   19
CHARGES...............................................................   20
What Deductions Are Made From Premiums?...............................   20
What Are The Surrender Charges?.......................................   20
What Are The Monthly Deductions?......................................   22
Are There Special Provisions For Group Or
Sponsored Arrangements?...............................................   23
Are There Special Provisions For Exchanges?...........................   23
What Are The Risk Charges Assessed Against
Separate Account Assets?..............................................   24
Are There Other Relevant Charges?.....................................   24
THE GENERAL ACCOUNT...................................................   24
What Is The General Account?..........................................   24
OTHER PROVISIONS......................................................   25
What Supplementary Benefits Are Available?............................   25
Under What Circumstances May Fund Shares Be
    Substituted?......................................................   25
What Are The Other General Policy Provisions?.........................   25
When Are Proceeds Paid?...............................................   26
What Reports Will Be Sent To Policyowners?............................   26
OTHER MATTERS.........................................................   26
What Is The Federal Tax Treatment Of The Policies?....................   26
Tax Status Of The Policy..............................................   26
What Is The Tax Treatment Of Policy Benefits?.........................   27
What Are The Company's Tax Considerations?............................   28
Who Sells The Policies And What Are The Sales
    Commissions?......................................................   28
What Responsibilities Has Manufacturers Life
    Assumed?..........................................................   29
What Are The Voting Rights?...........................................   29
Who Are The Directors And Officers Of
    Manufacturers Life of America?....................................   30
What State Regulations Apply?.........................................   31
Is There Any Litigation Pending?......................................   31
Where Can Further Information Be Found?...............................   31
Legal Considerations..................................................   31
Legal Matters.........................................................   31
Experts...............................................................   31
Financial Statements..................................................   32
Appendix..............................................................   57
What Are Some Illustrations Of Policy Values, Cash
    Surrender Values And Death Benefits?..............................   57





THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF THE SERIES FUND OR THE STATEMENT OF ADDITIONAL INFORMATION OF THE SERIES FUND.





You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Variable Life Insurance Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Business Day -- any day that the net asset value of the underlying shares of a sub-account of the Separate Account is determined.

Cash Surrender Value -- the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

Guaranteed Interest Account -- that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

Investment Account -- that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Loan Account -- that part of the Policy Value which reflects policy loans and interest credited to the Policy Value in connection with such loans.

Modified Policy Debt -- as of any date the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

Net Cash Surrender Value -- the Cash Surrender Value less the value in the Loan Account.

Net Policy Value -- the Policy Value less the value in the Loan Account.

Policy Debt -- as of any date the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

Policy Value -- the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

Service Office -- the office we designate to service the Policies, which is shown on the cover page of this prospectus.

Target Premium -- a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

Withdrawal Tier Amount -- as of any date the product of the Net Cash Surrender Value at the previous policy anniversary multiplied by 10%.

INTRODUCTION TO POLICIES

The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt and the death benefit is not determined by the corridor percentage test.

GENERAL. The Policy provides a death benefit in the event of the death of the life insured. There are two death benefit options. The policyowner may change death benefit options and may increase or decrease the face amount of the Policy.

Premium payments may be made at any time and in any amount, subject to certain limitations.

After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Four. Assets of the sub-accounts of Separate Account Four are invested in shares of a particular Fund of Manulife Series Fund, Inc. Allocation instructions may be changed at any time and transfers among the accounts may be made.

The Funds currently offered by the Series Fund are the: Emerging Growth Equity Fund, Balanced Assets Fund, Capital Growth Bond Fund, Money-Market Fund, Common Stock Fund, Real Estate Securities Fund, International Fund, and Pacific Rim Emerging Markets Fund.

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyowner has allocated premiums. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

DEATH BENEFIT.

DEATH BENEFIT OPTIONS. The policyowner elects to have the Policy's death benefit determined under one of two options:

-   a death benefit equal to the face amount of the Policy, and

-   a death benefit equal to the face amount of the Policy plus the Policy
    Value.


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